Income Taxes (Tables) - Summit Materials, LLC [Member]	12 Months Ended
Jan. 02, 2016
Components of Income Tax Benefit

For the years ended January 2, 2016, December 27, 2014 and December 28, 2013, income taxes consisted of the following:

	2015	2014	2013
Provision for income taxes:
Current	$1,605	$(905)	$1,761
Deferred	(19,868)	(6,078)	(4,408)

Income tax benefit	$(18,263)	$(6,983)	$(2,647)

Schedule of Income Tax Benefit

The effective tax rate on pre-tax income differs from the U.S. statutory rate of 35% due to the following:

	2015	2014	2013

Income tax benefit at federal statutory tax rate	$(6,412)	$(4,643)	$(37,160)
Less: Income tax (benefit) expense at federal statutory tax rate for LLC entities	(9,908)	(2,272)	32,801
State and local income taxes	(2,389)	(224)	130
Permanent differences	2,147	(129)	(411)
Goodwill impairment	—	—	1,046
Valuation allowance	—	1,693	729
Other	(1,701)	(1,408)	218

Income tax benefit	$(18,263)	$(6,983)	$(2,647)

Components of Net Deferred Income Tax Liability

The following table summarizes the components of the net deferred income tax liability as January 2, 2016 and December 27, 2014:

	2015	2014
Deferred tax (liabilities) assets:
Accelerated depreciation	$(35,221)	$(40,141)
Mining reclamation reserve	2,411	2,180
Net operating loss	25,767	7,106
Net intangible assets	(880)	(1,072)
Inventory purchase accounting adjustments	1,275	1,275
Investment in limited partnership	(13,135)	—
Working capital (e.g., accrued compensation, prepaid assets)	387	(10)

Deferred tax liabilities, net	(19,396)	(30,662)
Less valuation allowance on loss carryforwards	(2,523)	(2,523)

Total	$(21,919)	$(33,185)